Equity - Schedule of Summary of Activity (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Schedule of Summary of Activity [Line Items]
Warrant Outstanding Balance	164,411	80,662	97,376
Weighted-Average Exercise Price	$ 74.4	$ 120	$ 123.2
Weighted-Average Life (years)			1 year 7 months 6 days
Warrant Outstanding Issued		104,166
Weighted-Average Exercise Price Issued		$ 48
Weighted-Average Life (years) Issued		5 years
Warrant Outstanding Exercised	(81,356)	(20,417)	(16,714)
Weighted-Average Exercise Price Exercised	$ 0.01	$ 120	$ 139.27
Weighted-Average Life (years) Exercised		2 years 8 months 15 days	2 years 10 days
Warrant Outstanding Expired	(60,245)
Weighted-Average Exercise Price Expired	$ 120
Weighted-Average Life (years) Expired
Warrant Outstanding Balance	3,905,208	164,411	80,662
Weighted-Average Exercise Price	$ 5.38	$ 74.4	$ 120
Weighted-Average Life (years)	2 years 5 months 8 days	3 years 4 months 20 days	5 months 8 days
Warrant Outstanding Grants	3,882,398
Weighted-Average Exercise Price Grants	$ 4.12
Weighted-Average Life (years) Grants	3 years